Issued capital (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Issued capital.
Schedule of issued capital

	June 30,
	2023	2022

	(In thousands of US Dollars)
25,129,140 fully paid ordinary shares	2,354	2,354

		Total
		(In thousands of
	Number of shares	US Dollars)
Opening balance as of July 1, 2021	25,129,140	2,354
Ordinary shares issued during the year	—	—
Closing balance as of June 30, 2022	25,129,140	2,354
Ordinary shares issued during the year	—	—
Closing balance as of June 30, 2023	25,129,140	2,354

Schedule of movements in issued capital

	December 31, 2023
	(In number of	(In thousands of
	shares)	US Dollars)
Issuance of shares to employees (1a)(b)	2,301,433	638
Conversion of debt to equity (1c) (2)	15,956,925	208,800
Shares issued to acquire NETC (3) (4) (5)	5,654,616	67,799
PIPE funding (6)	1,715,686	17,506
Shares issued as settlement of transaction expenses (7)	171,569	2,057
Transaction costs accounted for as a deduction from equity (IAS 32)	—	(1,536)
Movement in Issued capital	25,800,229	295,264

At the Effective Time, Vast issued:

(1)	As a result of a share consolidation exercise, Vast issued 20,499,999 ordinary shares immediately prior to completion of the SPAC Merger. In a reverse stock split the equity of the merged entity shall reflect the original carrying value of the target’s equity (i.e. Vast) plus the net proceeds received from NETC. Shares issued to Legacy Vast shareholders:
(a)	2,036,900 Ordinary Shares issued to MEP Share holders under the MEP Deed dated on or around July 30, 2020, as amended on February 14, 2023 pursuant to the MEP De-SPAC Side Deed. These were exchanged on 1 to 1 basis using carrying value determined just prior to share consolidation exercise. Refer to Note 14 – Reserves for further details;
(b)	264,533 Ordinary Shares granted to certain employees of Vast and issued to an employee share trust until such time they are vested, out of the previous MEP share pool, which had not been previously granted to any employees prior to the BCA. Vast consolidates the trust. These shares are treated as treasury shares with Nil carrying value as at December 31, 2023. Refer to Note 14 – Reserves for further details;
(c)	18,198,566 Ordinary Shares issued to AgCentral Energy Pty Ltd in exchange for settlement and cancellation of:
(i)	25,129,140 Legacy Vast Shares for which AgCentral paid an average price of approximately $0.09 per share. On exchange date, the Company recognised the new issued shares at the carrying amount of Legacy Vast Shares from the condensed statement of financial position (including the Capital Contribution Reserve associated to AgCentral, forming part of Vast’s opening reserves as of July 1, 2023), and

(ii)

convertible notes and other indebtedness of Vast towards AgCentral. On conversion to equity, the Company derecognised the financial liabilities at their carrying amount from the condensed statement of financial position and recognised them as issued capital. This includes the derivative financial liabilities associated with the notes.

(2)An aggregate of 1,250,014 Ordinary Shares upon conversion of Senior Convertible Notes held by AgCentral and Nabors Lux.

(3)

An aggregate of 804,616 Ordinary Shares upon conversion of shares of NETC Class A Common Stock to the holders thereof. Pursuant to the Business Combination Agreement, each share of NETC Class A Common Stock (other than Redemption Shares) issued and outstanding immediately prior to the Effective Time were exchanged for a number of Ordinary Shares. This includes 633,250 shares of NETC Class A Common Stock purchased by CAG to satisfy its’ financing obligations.

(4)

An aggregate of 3,000,000 Ordinary Shares upon conversion of Founder Shares (On March 30, 2021, NETC was funded with $25,000 for which it issued 8,625,000 shares of Class F common stock, par value $0.0001 per share - the “Founder Shares”) to the holders thereof, and an aggregate of 1,500,000 Ordinary Shares to former members of NETC Sponsor as acceleration of a portion of the Earnback Shares, pursuant to the Nabors Backstop Agreement. Includes and 129,911 Ordinary Shares issued upon conversion of the Founder Shares transferred to CAG prior to the SPAC Merger in connection with CAG’s investments. Pursuant to the CAG Non-Redemption Agreement, CAG agreed not to redeem the shares of NETC’s Class A common stock, in exchange for Nabors agreeing to issue to CAG 129,911 Vast Ordinary Shares. On conversion, the difference between the fair value of the shares issued and net assets/liabilities acquired has been recorded as share based payment expense. Refer to note 19 – Capital reorganization (the “SPAC Merger”) for further information.

(5)	350,000 Ordinary Shares to Nabors Lux pursuant to the Nabors Backstop Agreement issued as Incremental Funding Commitment Fee.

(6)	An aggregate of 1,715,686 Ordinary Shares to AgCentral and Nabors Lux pursuant to their respective Equity Subscription Agreements.

(7)	171,569 Shares to Guggenheim Securities issued as settlement for transaction expenses, expensed under IFRS 2.